THOMAS E. BISSET

DIRECT LINE: 202.383.0118

Internet: thomas.bisset@sablaw.com

November 14, 2007

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Initial Registration Statement on Form N-6 filed on behalf of
American Family Life Insurance Company and
American Family Variable Account I File No. 811-10097

Commissioners:

On behalf of American Family Life Insurance Company and American Family Variable Account I (the “Account”), we are hereby electronically transmitting for filing under the Securities Act of 1933, as amended, an initial registration statement on Form N-6 (the “Registration Statement”) for certain individual variable universal life insurance policies (the “Policies”). The Policies will be issued through the Account, which is registered with the Commission under the Investment Company Act of 1940, as amended.

The Registration Statement does not include a completed fee table or financial statements; these items, along with certain additional updating information and any exhibits not included with this filing, will be added by pre-effective amendment.

If you have any questions or comments regarding the registration statement, please call Thomas Bisset at (202) 383-0118.

Sincerely,

/s/ Thomas E. Bisset

Thomas E. Bisset

cc:	Rose Detmer
Steve Roth